Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Expense or Contra-Expense

For the year ended December 31, 2018, the Company recorded the following amounts as expense or contra-expense, as applicable, related to these transactions:

	Provided by Thomson Reuters to Refinitiv Contra-expense	Provided by Refinitiv to Thomson Reuters (Expense)
Transitional services	12	(21)
Properties leased	16	(14)

Summary of Key Management Personnel Compensation, Including Directors	Key management personnel compensation, including directors, was as follows:

	Year ended December 31,
	2018	2017
Salaries and other benefits	57	39
Share-based payments	19	22
Total compensation	76	61